CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Aspen Series (the “Registrant”). The Registrant’s 1933 Act No. is 033-63212 and the Registrant’s 1940 Act No. is 811-07736.

2.	There are no changes to the Prospectuses and Global Allocation Portfolio – Moderate Institutional Shares Statement of Additional Information (“SAI”), Global Allocation Portfolio – Moderate Service Shares SAI, Global Unconstrained Bond Portfolio Institutional Shares SAI, and Global Unconstrained Bond Portfolio Service Shares SAI from the forms of Prospectuses and Global Allocation Portfolio – Moderate Institutional Shares SAI, Global Allocation Portfolio – Moderate Service Shares SAI, Global Unconstrained Bond Portfolio Institutional Shares SAI, and Global Unconstrained Bond Portfolio Service Shares SAI that were filed in Post-Effective Amendment No. 81 (“PEA No. 81”) on April 28, 2017, pursuant to Rule 485(b) of the 1933 Act for the following Portfolios:

Balanced Portfolio	Global Technology Portfolio
– Institutional Shares	– Institutional Shares
– Service Shares	– Service Shares

Enterprise Portfolio	Global Unconstrained Bond Portfolio
– Institutional Shares	– Institutional Shares
– Service Shares	– Service Shares

Flexible Bond Portfolio	Janus Aspen INTECH U.S. Low Volatility Portfolio
– Institutional Shares	– Service Shares
– Service Shares
Janus Aspen Perkins Mid Cap Value Portfolio
Forty Portfolio	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares
Overseas Portfolio
Global Allocation Portfolio – Moderate	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares
Research Portfolio
Global Bond Portfolio	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares

Global Research Portfolio
– Institutional Shares
– Service Shares
(collectively, the “Portfolios”)

3.	The text of PEA No. 81 has been filed electronically.

DATED: May 5, 2017

JANUS ASPEN SERIES on behalf of the Portfolios

By:	/s/ Kathryn Santoro
Kathryn Santoro
Vice President